Equity Incentive Schemes and Stock Compensation Charges - Summary of RSU and PSU Activity (Details)	12 Months Ended
Dec. 31, 2023 $ / shares shares
Performance Share Unit (PSUs)
Outstanding number of shares [Roll Forward]
Outstanding at beginning of period (in shares) | shares	152,420
Granted (in shares) | shares	60,374
Shares vested (in shares) | shares	(47,026)
Forfeited (in shares) | shares	(60,512)
Outstanding at ending of period (in shares) | shares	105,256
Weighted Average Fair Value
Outstanding at beginning of period (USD per share) | $ / shares	$ 192.29
Granted (USD per share) | $ / shares	232.51
Shares vested (USD per share) | $ / shares	159.57
Forfeited (USD per share) | $ / shares	198.70
Outstanding at end of period (USD per share) | $ / shares	$ 226.29
Restricted Stock Units (RSUs)
Outstanding number of shares [Roll Forward]
Outstanding at beginning of period (in shares) | shares	582,612
Granted (in shares) | shares	308,963
Shares vested (in shares) | shares	(188,800)
Forfeited (in shares) | shares	(81,764)
Outstanding at ending of period (in shares) | shares	621,011
Weighted Average Fair Value
Outstanding at beginning of period (USD per share) | $ / shares	$ 207.73
Granted (USD per share) | $ / shares	218.86
Shares vested (USD per share) | $ / shares	187.68
Forfeited (USD per share) | $ / shares	216.03
Outstanding at end of period (USD per share) | $ / shares	$ 218.27